Restructuring Activities (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2026	[1]	Jun. 30, 2025	[1]	Mar. 31, 2025	Jun. 30, 2026		Jun. 30, 2025	[1]	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Payments For Post Employment Benefits					$ 5,570
Unallocated corporate costs	$ 22,702		$ 17,342			$ 46,513	[1]	$ 34,162		$ 1,146
Digital Wallets [Member]
Restructuring Cost and Reserve [Line Items]
Payments For Post Employment Benefits						2,185
Merchant Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Payments For Post Employment Benefits						$ 2,239

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, general and administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.